Commitments and Contingencies - Summary of Future Payments of Commitments (Detail) - CAD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018
Disclosure of commitments [Line Items]
Transportation and Storage	$ 22,310	$ 23,341
Real Estate	886	1,831
Capital Commitments	10	24
Other Long-Term Commitments	359	490
Commitments as at December 31, 2018	23,565	$ 25,686
Remainder of Year [member]
Disclosure of commitments [Line Items]
Transportation and Storage	502
Real Estate	21
Capital Commitments	10
Other Long-Term Commitments	95
Commitments as at December 31, 2018	628
2 Years [member]
Disclosure of commitments [Line Items]
Transportation and Storage	1,023
Real Estate	36
Other Long-Term Commitments	48
Commitments as at December 31, 2018	1,107
3 Years [member]
Disclosure of commitments [Line Items]
Transportation and Storage	1,159
Real Estate	38
Other Long-Term Commitments	33
Commitments as at December 31, 2018	1,230
4 Years [member]
Disclosure of commitments [Line Items]
Transportation and Storage	1,409
Real Estate	39
Other Long-Term Commitments	32
Commitments as at December 31, 2018	1,480
5 Years [Member]
Disclosure of commitments [Line Items]
Transportation and Storage	1,487
Real Estate	40
Other Long-Term Commitments	31
Commitments as at December 31, 2018	1,558
Thereafter [member]
Disclosure of commitments [Line Items]
Transportation and Storage	16,730
Real Estate	712
Other Long-Term Commitments	120
Commitments as at December 31, 2018	$ 17,562